December 10, 2015

ATTORNEYS AT LAW

777 East Wisconsin Avenue, Suite 3800

Milwaukee, Wisconsin 53202-5306

414.271.2400 TEL

414.297.4900 FAX

www.foley.com

WRITER’S DIRECT LINE

414.297.5596

pfetzer@foley.com EMAIL

CLIENT/MATTER NUMBER

999700-0407

Via Edgar

Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549

Re:	Ephraim Fields

Ladies and Gentlemen:

On behalf of Ephraim Fields, Keith Rosenbloom, Cruiser Capital Advisors, LLC and Lawrence F. Hagenbuch (the “Reporting Parties”), we are transmitting for filing materials under Rule 14a-12 of the Securities Exchange Act of 1934, as amended, for the Reporting Parties with respect to the shares of common stock of Arotech Corporation. This filing is being effected by direct transmission to the EDGAR System.

Please call the undersigned at (414) 297-5596 should you have any questions regarding this filings.

Very truly yours,

/s/ Peter D. Fetzer

Peter D. Fetzer

Enclosures

cc: Ephraim Fields

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